Average Annual Total Returns - Investor P - iShares U.S. Aggregate Bond Index Fund	Apr. 30, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Investor P Shares
Average Annual Return:
1 Year	3.04%
5 Years	3.21%
10 Years	2.97%
Investor P Shares | After Taxes on Distributions
Average Annual Return:
1 Year	2.08%
5 Years	2.18%
10 Years	1.80%
Investor P Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.83%
5 Years	2.00%
10 Years	1.77%